Distribution, Administrative and Selling Expenses. (Details) - Schedule of the Amount of Distribution, Administrative and Selling Expenses - Expenses By Nature [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Distribution, Administrative and Selling Expenses. (Details) - Schedule of the Amount of Distribution, Administrative and Selling Expenses [Line Items]
Employee benefits	$ 1,680,016		$ 1,577,911		$ 1,285,924
Depreciation and amortization	554,771		505,068		465,073
Taxes other than income tax	355,937		343,794		266,605
Fuels and power	263,180		251,046		192,001
Repairs and maintenance	239,911		242,659		202,209
Advertising	158,591		165,589		143,073
Commissions on debit and credit cards	156,798		139,288		102,284
Security services	113,538		104,796		93,218
Services	107,188		110,614		75,621
Professional fees	96,204		100,002		85,281
Cleaning services	87,412		74,898		65,962
Leases	62,666		61,234		46,502
Packaging and marking materials	57,611		55,874		41,085
Insurance	51,947		48,036		42,934
Administration of trade premises	49,710		43,382		37,421
Transport	44,149		44,904		47,359
Outsourced employees	43,767		55,336		37,692
Credit loss expense (a)	25,208	[1]	34,812	[1]	42,018
Travel expenses	17,139		18,922		10,384
Commissions	16,394		13,588		9,386
Other provision expenses	14,887		15,482		20,572
Cleaning and cafeteria	10,850		10,686		9,306
Other commissions	9,505		10,557		8,678
Legal expenses	8,964		10,514		7,235
Seguros Éxito collaboration agreement	6,537
Stationery, supplies and forms	6,529		5,738		4,804
Ground transportation	4,529		4,240		5,447
Autos Éxito collaboration agreement	817		1,847		805
Other	238,238		181,070		141,041
Total distribution, administrative and selling expenses	4,482,993		4,231,887		3,489,920
Distribution expenses	2,428,475		2,253,239		1,856,544
Administrative and selling expenses	374,502		400,737		347,452
Employee benefit expenses	$ 1,680,016		$ 1,577,911		$ 1,285,924

[1]	This amount includes the following items: